Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)		12 Months Ended
	Aug. 30, 2021 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2022 £ / shares	Dec. 31, 2021 USD ($)
Accounting Policies [Line Items]
Minimum percentage of ownership for consolidation		50.00%		50.00%
Retained earnings accumulated deficit		$ (226,291,430)	$ (195,555,332)
Net loss		(30,736,098)	(110,712,948)
Net cash provided from operations		(13,001,875)	(26,788,906)
Cash and Cash Equivalents, at Carrying Value		10,000.00	30,000.00
Net current assets		$ 57,300,000
Cash insured with federal deposit insurance corporation | £				£ 85,000
Impairment of accounts receivable			334,952
Impairment of prepayment and other current assets			731,940
Goodwill impairment loss			$ 44,438
Preferred stock voting rights		one vote per share
Deferred stock voting rights		not entitled to any votes
Dividend on common stock declared		$ 0
Common Stock, Shares Authorized | shares		1,019,324,741		1,019,324,741
Additional numnber of shares authorized common stock | shares			35,987,277
Common Stock, Par or Stated Value Per Share | (per share)			$ 0.0001		£ 0.0001
Common Stock, Shares, Outstanding | shares		28,039,517	28,039,517	28,039,517
Share based compensation by share based award number of shares for immediate recognition of award in the absence of recognition | shares		58,315,800
Allocated share based compensation had there been no restriction		$ 36,738,954
Fair value per employee share for the purposes of estimate | $ / shares		$ 63
Exercise price per employee share for the purposes of estimate | £ / shares				£ 0.0001
Assets		$ 2,536,484	$ 1,648,939
Liabilities		56,821,368	34,168,542
Stockholders equity		(54,284,884)	$ (32,519,603)			$ (1,192,451)
Impairment of invesment due to abandonment of acquistion		14,600,000
Impairment of loan due to abandonment of acquisition		$ 222,022
Percentage of increase decrease of foreign currency		10.00%	10.00%
Estimated increase decrease in revenue due to foreign currency fluctuation		$ 14,505	$ 11,515
Oridinary Shares [Member]
Accounting Policies [Line Items]
Common Stock, Shares Authorized | shares		991,285,224		991,285,224
Common Stock, Shares, Outstanding | shares		932,969,424	927,806,159	932,969,424
Common Class A [Member]
Accounting Policies [Line Items]
Common Stock, Shares Authorized | shares		28,039,517		28,039,517
ANY [Member]
Accounting Policies [Line Items]
Ordinary shares issued, shares | shares	14,427,185
Shares Issued, Price Per Share | $ / shares	$ 1.03
Restatement adjustments [Member]
Accounting Policies [Line Items]
Retained earnings accumulated deficit			$ (6,383,790)
Net loss		$ 6,600,000	(31,585,141)
Net cash provided from operations			(25,983)
Goodwill impairment loss			(7,373,864)
Assets		7,700,000	(7,716,582)
Liabilities		$ 7,700,000	(2,511,978)
Stockholders equity			$ (5,204,605)
La Liga [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk percentage		100.00%	100.00%